Income Taxes (FY)	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Income Taxes
Note 8 - Income Taxes

The income tax provision consists of the following:

	Year ended December 31, 2019	Period from June 18, 2018 (inception) through December 31, 2018
Federal
Current	$853,534	$113,000
Deferred	-	-

State
Current	215,381	-
Deferred	-	-
Income tax provision	$1,068,915	$113,000

As of December 31, 2019 and 2018, the Company did not have any U.S. federal and state net operating loss carryovers (“NOLs”).

	December 31, 2019	December 31, 2018
Deferred tax assets:
Startup Costs	$131,532	$-
Total deferred income tax assets	$131,532	$-

Net deferred income tax assets	$131,532	$-
Valuation allowance	(131,532)	-
Deferred tax asset, net of allowance	$-	$-

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, Management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2019 and December 31, 2018 is as follows:

	December 31, 2019	December 31, 2018
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	3.10%	-%
Return to provision	(0.30)%	-%
Other	-%	3.00%
Change in valuation allowance	3.30%	-%
Income tax provision	27.10%	24.00%

The Company files income tax returns in the U.S. federal jurisdiction and Pennsylvania and is subject to examination for the years ended December 31, 2018 and December 31, 2019.